UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks: 59.7%
Aerospace & defense: 1.0%
Axon Enterprise, Inc.*	32	$24,012
Boeing Co.*	364	75,464
General Dynamics Corp.	118	32,862
General Electric Co.	524	128,857
Howmet Aerospace, Inc.	201	34,148
Huntington Ingalls Industries, Inc.	17	3,792
L3Harris Technologies, Inc.	81	19,792
Lockheed Martin Corp.	100	48,238
Northrop Grumman Corp.	1,612	781,449
RTX Corp.	655	89,394
Textron, Inc.	98	7,255
TransDigm Group, Inc.	543	797,357
		2,042,620
Air freight & logistics: 0.0%†
CH Robinson Worldwide, Inc.	46	4,415
Expeditors International of Washington, Inc.	55	6,200
FedEx Corp.	98	21,374
United Parcel Service, Inc., Class B	376	36,675
		68,664
Automobile components: 0.3%
Aptiv PLC*	10,541	704,244

Automobiles: 0.7%
Ford Motor Co.	3,785	39,288
General Motors Co.	898	44,550
Tesla, Inc.*	4,239	1,468,644
		1,552,482
Banks: 2.6%
Bank of America Corp.	7,389	326,076
Citigroup, Inc.	2,102	158,323
Citizens Financial Group, Inc.	556	22,435
Fifth Third Bancorp	753	28,757
First Citizens BancShares, Inc., Class A	388	717,365
First Horizon Corp.	43,419	863,170
Huntington Bancshares, Inc.	1,568	24,508
JPMorgan Chase & Co.	3,108	820,512
KeyCorp	998	15,828
M&T Bank Corp.	184	33,606
PNC Financial Services Group, Inc.	431	74,912
Regions Financial Corp.	985	21,118
Truist Financial Corp.	1,496	59,092
U.S. Bancorp	1,774	77,329
Wells Fargo & Co.	29,285	2,189,932
		5,432,963
Beverages: 0.2%
Celsius Holdings, Inc.*	6,366	241,144
Coca-Cola Co.	409	29,489

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Beverages—(continued)
Constellation Brands, Inc., Class A	27	$4,814
Keurig Dr. Pepper, Inc.	182	6,128
Monster Beverage Corp.*	100	6,395
PepsiCo, Inc.	140	18,403
		306,373
Biotechnology: 0.5%
AbbVie, Inc.	2,140	398,276
ABIOMED, Inc.*,1	76	127
Amgen, Inc.	653	188,182
Biogen, Inc.*	162	21,026
Gilead Sciences, Inc.	1,499	165,010
Incyte Corp.*	173	11,255
Moderna, Inc.*	438	11,633
Regeneron Pharmaceuticals, Inc.	130	63,736
Vertex Pharmaceuticals, Inc.*	312	137,920
		997,165
Broadline retail: 2.6%
Amazon.com, Inc.*	26,924	5,519,689
eBay, Inc.	414	30,293
		5,549,982
Building products: 0.6%
A.O. Smith Corp.	67	4,309
Advanced Drainage Systems, Inc.	5,653	621,604
Allegion PLC	39	5,565
Builders FirstSource, Inc.*	40	4,307
Carrier Global Corp.	400	28,480
Johnson Controls International PLC	5,854	593,420
Lennox International, Inc.	12	6,773
Masco Corp.	94	5,868
Trane Technologies PLC	105	45,178
		1,315,504
Capital markets: 1.9%
Ameriprise Financial, Inc.	113	57,544
Bank of New York Mellon Corp.	799	70,799
Blackrock, Inc.	1,177	1,153,331
Blackstone, Inc.	812	112,673
Cboe Global Markets, Inc.	128	29,327
Charles Schwab Corp.	8,828	779,866
CME Group, Inc.	402	116,178
Coinbase Global, Inc., Class A*	225	55,490
FactSet Research Systems, Inc.	47	21,538
Franklin Resources, Inc.	399	8,634
Goldman Sachs Group, Inc.	345	207,155
Intercontinental Exchange, Inc.	638	114,712
Invesco Ltd.	618	8,936
KKR & Co., Inc.	725	88,058
MarketAxess Holdings, Inc.	48	10,388
Moody’s Corp.	176	84,360

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
Morgan Stanley	1,386	$177,450
MSCI, Inc.	87	49,070
Nasdaq, Inc.	457	38,178
Northern Trust Corp.	221	23,590
Raymond James Financial, Inc.	194	28,514
S&P Global, Inc.	1,275	653,896
State Street Corp.	313	30,136
T. Rowe Price Group, Inc.	239	22,368
		3,942,191
Chemicals: 0.1%
Westlake Corp.	3,800	269,914

Commercial services & supplies: 0.4%
Cintas Corp.	160	36,240
Copart, Inc.*	433	22,291
Republic Services, Inc.	103	26,501
Rollins, Inc.	124	7,099
Veralto Corp.	107	10,810
Waste Management, Inc.	2,658	640,498
		743,439
Communications equipment: 0.4%
Arista Networks, Inc.*	6,183	535,695
Cisco Systems, Inc.	3,738	235,643
F5, Inc.*	57	16,267
Juniper Networks, Inc.	240	8,623
Motorola Solutions, Inc.	155	64,384
		860,612
Construction & engineering: 0.0%†
Quanta Services, Inc.	79	27,062

Construction materials: 0.3%
Vulcan Materials Co.	2,340	620,264

Consumer finance: 0.9%
American Express Co.	606	178,194
Capital One Financial Corp.	8,602	1,627,069
Synchrony Financial	386	22,253
		1,827,516
Consumer staples distribution & retail: 0.9%
Costco Wholesale Corp.	50	52,009
Dollar General Corp.	6	583
Dollar Tree, Inc.*	10	903
Kroger Co.	102	6,959
Sysco Corp.	54	3,942
Target Corp.	69	6,487
Walmart, Inc.	18,369	1,813,388
		1,884,271
Distributors: 0.0%†
Genuine Parts Co.	130	16,448
LKQ Corp.	196	7,932

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Distributors—(continued)
Pool Corp.[2]	32	$9,619
		33,999
Diversified telecommunication services: 0.2%
AT&T, Inc.	8,105	225,319
Verizon Communications, Inc.	4,718	207,403
		432,722
Electric utilities: 1.7%
Alliant Energy Corp.	644	40,076
American Electric Power Co., Inc.	1,337	138,366
Constellation Energy Corp.	781	239,103
Duke Energy Corp.	1,944	228,848
Edison International	956	53,201
Entergy Corp.	1,093	91,025
Evergy, Inc.	535	35,529
Eversource Energy	901	58,394
Exelon Corp.	2,516	110,251
FirstEnergy Corp.	1,247	52,299
NextEra Energy, Inc.	26,893	1,899,722
NRG Energy, Inc.	501	78,106
PG&E Corp.	5,441	91,844
Pinnacle West Capital Corp.	244	22,260
PPL Corp.	1,845	64,114
Southern Co.	2,736	246,240
Xcel Energy, Inc.	1,431	100,313
		3,549,691
Electrical equipment: 0.4%
AMETEK, Inc.	118	21,091
Eaton Corp. PLC	198	63,400
Emerson Electric Co.	290	34,620
GE Vernova, Inc.	136	64,325
Generac Holdings, Inc.*	31	3,786
Hubbell, Inc.	20	7,792
Regal Rexnord Corp.	4,901	653,990
Rockwell Automation, Inc.	48	15,146
		864,150
Electronic equipment, instruments & components: 0.2%
Amphenol Corp., Class A	1,116	100,362
CDW Corp.	134	24,168
Corning, Inc.	698	34,614
Jabil, Inc.	100	16,801
Keysight Technologies, Inc.*	182	28,581
TE Connectivity PLC	273	43,699
Teledyne Technologies, Inc.*	53	26,440
Trimble, Inc.*	242	17,247
Zebra Technologies Corp., Class A*	56	16,227
		308,139
Energy equipment & services: 0.0%†
Baker Hughes Co.	950	35,198

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—(continued)
Halliburton Co.	782	$15,319
Schlumberger NV	1,183	39,098
		89,615
Entertainment: 2.6%
Electronic Arts, Inc.	266	38,245
Liberty Media Corp.-Liberty Formula One, Class C*	8,400	810,852
Live Nation Entertainment, Inc.*,2	4,604	631,623
Netflix, Inc.*	484	584,299
Spotify Technology SA*	834	554,727
Take-Two Interactive Software, Inc.*	7,296	1,650,939
TKO Group Holdings, Inc.	69	10,889
Walt Disney Co.	9,491	1,072,862
Warner Bros Discovery, Inc.*	2,277	22,702
		5,377,138
Financial services: 3.3%
Apollo Global Management, Inc.	5,987	782,441
Berkshire Hathaway, Inc., Class B*	5,789	2,917,424
Corpay, Inc.*	80	26,009
Fidelity National Information Services, Inc.	608	48,403
Fiserv, Inc.*	620	100,930
Global Payments, Inc.	265	20,037
Jack Henry & Associates, Inc.	74	13,407
Mastercard, Inc., Class A	3,855	2,257,488
PayPal Holdings, Inc.*	1,076	75,621
Visa, Inc., Class A	1,913	698,608
		6,940,368
Food products: 0.4%
Archer-Daniels-Midland Co.	89	4,296
General Mills, Inc.	88	4,775
Hershey Co.	33	5,303
Kellanova	57	4,710
Kraft Heinz Co.	30,657	819,461
McCormick & Co., Inc.	54	3,927
Mondelez International, Inc., Class A	114	7,694
Tyson Foods, Inc., Class A	73	4,100
		854,266
Gas utilities: 0.0%†
Atmos Energy Corp.	367	56,768

Ground transportation: 0.4%
CSX Corp.	917	28,968
JB Hunt Transport Services, Inc.	36	4,999
Lyft, Inc., Class A*	34,651	528,081
Norfolk Southern Corp.	103	25,453
Old Dominion Freight Line, Inc.	79	12,654
Uber Technologies, Inc.*	1,014	85,338

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Ground transportation—(continued)
Union Pacific Corp.	289	$64,060
		749,553
Health care equipment & supplies: 1.4%
Abbott Laboratories	2,100	280,518
Align Technology, Inc.*	89	16,104
Baxter International, Inc.	649	19,795
Becton Dickinson & Co.	360	62,132
Boston Scientific Corp.*	8,124	855,132
Cooper Cos., Inc.*	11,577	790,478
Dexcom, Inc.*	498	42,728
Edwards Lifesciences Corp.*	741	57,961
GE HealthCare Technologies, Inc.	573	40,419
Hologic, Inc.*	266	16,537
IDEXX Laboratories, Inc.*	100	51,336
Insulet Corp.*	82	26,653
Intuitive Surgical, Inc.*	436	240,820
Medtronic PLC	1,533	127,208
ResMed, Inc.	180	44,062
Solventum Corp.*	140	10,233
STERIS PLC	108	26,483
Stryker Corp.	428	163,770
Zimmer Biomet Holdings, Inc.	233	21,476
		2,893,845
Health care providers & services: 0.8%
Cardinal Health, Inc.	307	47,413
Cencora, Inc.	216	62,908
Centene Corp.*	652	36,799
Cigna Group	329	104,175
CVS Health Corp.	1,516	97,085
DaVita, Inc.*	40	5,450
Elevance Health, Inc.	277	106,324
HCA Healthcare, Inc.	222	84,669
Henry Schein, Inc.*	168	11,758
Humana, Inc.	150	34,969
Labcorp Holdings, Inc.	97	24,150
McKesson Corp.	156	112,243
Molina Healthcare, Inc.*	68	20,743
Quest Diagnostics, Inc.	144	24,961
UnitedHealth Group, Inc.	3,234	976,377
Universal Health Services, Inc., Class B	73	13,895
		1,763,919
Health care REITs: 0.2%
Welltower, Inc.	2,953	455,589

Hotels, restaurants & leisure: 1.0%
Airbnb, Inc., Class A*	415	53,535
Booking Holdings, Inc.	30	165,568
Caesars Entertainment, Inc.*	217	5,833

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Carnival Corp.*	892	$20,712
Chipotle Mexican Grill, Inc.*	16,093	805,937
Darden Restaurants, Inc.	110	23,563
Domino’s Pizza, Inc.	33	15,636
DoorDash, Inc., Class A*	317	66,142
Expedia Group, Inc.	105	17,509
Hilton Worldwide Holdings, Inc.	225	55,899
Las Vegas Sands Corp.	12,077	497,089
Marriott International, Inc., Class A	215	56,723
McDonald’s Corp.	649	203,689
MGM Resorts International*,2	281	8,894
Norwegian Cruise Line Holdings Ltd.*	360	6,354
Royal Caribbean Cruises Ltd.	226	58,075
Starbucks Corp.	1,060	88,987
Wynn Resorts Ltd.[2]	75	6,791
Yum! Brands, Inc.	255	36,705
		2,193,641
Household durables: 0.1%
DR Horton, Inc.	272	32,112
Garmin Ltd.	145	29,431
Lennar Corp., Class A	208	22,064
Mohawk Industries, Inc.*	38	3,823
NVR, Inc.*	3	21,348
PulteGroup, Inc.	192	18,822
		127,600
Household products: 0.0%†
Church & Dwight Co., Inc.	42	4,129
Clorox Co.	29	3,824
Colgate-Palmolive Co.	102	9,480
Kimberly-Clark Corp.	42	6,038
Procter & Gamble Co.	249	42,303
		65,774
Independent power and renewable electricity producers: 0.1%
AES Corp.	1,980	19,978
Vistra Corp.	854	137,127
		157,105
Industrial conglomerates: 0.1%
3M Co.	261	38,719
Honeywell International, Inc.	319	72,308
		111,027
Industrial REITs: 0.4%
Prologis, Inc.	7,491	813,523

Insurance: 1.2%
Aflac, Inc.	535	55,394
Allstate Corp.	293	61,492
American International Group, Inc.	653	55,270
Aon PLC, Class A	233	86,695
Arch Capital Group Ltd.	413	39,252

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
Arthur J Gallagher & Co.	281	$97,631
Assurant, Inc.	67	13,600
Brown & Brown, Inc.	258	29,128
Chubb Ltd.	402	119,474
Cincinnati Financial Corp.	165	24,885
Erie Indemnity Co., Class A	26	9,321
Everest Group Ltd.	49	17,012
Globe Life, Inc.	121	14,746
Hartford Insurance Group, Inc.	328	42,588
Loews Corp.	180	16,072
Marsh & McLennan Cos., Inc.	3,342	780,892
MetLife, Inc.	662	52,020
Principal Financial Group, Inc.	232	18,070
Progressive Corp.	3,100	883,283
Prudential Financial, Inc.	393	40,829
Travelers Cos., Inc.	254	70,028
W.R. Berkley Corp.	322	24,050
Willis Towers Watson PLC	117	37,036
		2,588,768
Interactive media & services: 4.2%
Alphabet, Inc., Class A	22,346	3,837,702
Alphabet, Inc., Class C	5,334	921,982
Match Group, Inc.[2]	278	8,323
Meta Platforms, Inc., Class A	6,294	4,075,302
		8,843,309
IT services: 0.5%
Accenture PLC, Class A	592	187,557
Akamai Technologies, Inc.*	149	11,314
Cognizant Technology Solutions Corp., Class A	470	38,065
EPAM Systems, Inc.*	52	9,073
Gartner, Inc.*	80	34,914
GoDaddy, Inc., Class A*	130	23,680
International Business Machines Corp.	875	226,677
Shopify, Inc., Class A*	4,349	466,300
VeriSign, Inc.	78	21,253
		1,018,833
Leisure products: 0.0%†
Hasbro, Inc.	116	7,738

Life sciences tools & services: 0.7%
Agilent Technologies, Inc.	362	40,515
Bio-Rad Laboratories, Inc., Class A*	3,342	758,400
Bio-Techne Corp.	215	10,406
Charles River Laboratories International, Inc.*	63	8,545
Danaher Corp.	777	147,552
IQVIA Holdings, Inc.*	190	26,663
Mettler-Toledo International, Inc.*	22	25,421

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services—(continued)
Revvity, Inc.[2]	159	$14,377
Thermo Fisher Scientific, Inc.	1,047	421,753
Waters Corp.*	68	23,748
West Pharmaceutical Services, Inc.	87	18,344
		1,495,724
Machinery: 1.1%
Caterpillar, Inc.	232	80,743
Cummins, Inc.	61	19,610
Deere & Co.	119	60,245
Dover Corp.	46	8,177
Fortive Corp.	145	10,178
Gates Industrial Corp. PLC*	23,343	493,704
IDEX Corp.	30	5,427
Illinois Tool Works, Inc.	120	29,410
Ingersoll Rand, Inc.	16,517	1,348,448
Nordson Corp.	42	8,904
Otis Worldwide Corp.	188	17,926
PACCAR, Inc.	250	23,462
Parker-Hannifin Corp.	62	41,211
Pentair PLC	51	5,058
Snap-on, Inc.	38	12,189
Stanley Black & Decker, Inc.	74	4,842
Westinghouse Air Brake Technologies Corp.	89	18,006
Xylem, Inc.	119	14,999
		2,202,539
Media: 0.1%
Charter Communications, Inc., Class A*,2	103	40,816
Comcast Corp., Class A	4,247	146,819
Fox Corp., Class A	277	15,218
Fox Corp., Class B	92	4,626
Interpublic Group of Cos., Inc.	429	10,279
News Corp., Class A	398	11,240
News Corp., Class B2	99	3,239
Omnicom Group, Inc.	194	14,247
Paramount Global, Class B	493	5,965
		252,449
Multi-utilities: 0.4%
Ameren Corp.	657	63,650
CenterPoint Energy, Inc.	1,620	60,329
CMS Energy Corp.	717	50,355
Consolidated Edison, Inc.	849	88,712
Dominion Energy, Inc.	2,099	118,950
DTE Energy Co.	491	67,095
NiSource, Inc.	1,186	46,895
Public Service Enterprise Group, Inc.	1,242	100,639
Sempra	1,582	124,329

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Multi-utilities—(continued)
WEC Energy Group, Inc.	781	$83,911
		804,865
Oil, gas & consumable fuels: 2.4%
APA Corp.	377	6,413
Chevron Corp.	1,607	219,677
ConocoPhillips	1,192	101,737
Coterra Energy, Inc.	654	15,899
Devon Energy Corp.	20,976	634,734
Diamondback Energy, Inc.	175	23,546
EOG Resources, Inc.	518	56,239
EQT Corp.	566	31,204
Expand Energy Corp.	9,011	1,046,447
Exxon Mobil Corp.	7,036	719,783
Hess Corp.	277	36,617
Kinder Morgan, Inc.	1,790	50,192
Marathon Petroleum Corp.	289	46,454
Occidental Petroleum Corp.	675	27,527
ONEOK, Inc.	581	46,968
Phillips 66	401	45,505
Targa Resources Corp.	188	29,691
Texas Pacific Land Corp.	15	16,710
Valero Energy Corp.	264	34,048
Williams Cos., Inc.	30,632	1,853,542
		5,042,933
Passenger airlines: 0.0%†
Delta Air Lines, Inc.	334	16,162
Southwest Airlines Co.[2]	301	10,047
United Airlines Holdings, Inc.*	134	10,646
		36,855
Personal care products: 0.0%†
Estee Lauder Cos., Inc., Class A	57	3,815
Kenvue, Inc.	103	2,459
		6,274
Pharmaceuticals: 2.3%
Bristol-Myers Squibb Co.	31,978	1,543,898
Eli Lilly & Co.	3,020	2,227,763
Johnson & Johnson	2,906	451,040
Merck & Co., Inc.	3,051	234,439
Pfizer, Inc.	6,850	160,907
Viatris, Inc.	1,683	14,794
Zoetis, Inc.	556	93,758
		4,726,599
Professional services: 0.1%
Amentum Holdings, Inc.*	3	55
Automatic Data Processing, Inc.	196	63,804
Broadridge Financial Solutions, Inc.	55	13,356
Dayforce, Inc.*,2	91	5,376
Equifax, Inc.	55	14,530

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services—(continued)
Jacobs Solutions, Inc.	44	$5,557
Leidos Holdings, Inc.	53	7,872
Paychex, Inc.	155	24,476
Paycom Software, Inc.	17	4,405
Verisk Analytics, Inc.	63	19,791
		159,222
Semiconductors & semiconductor equipment: 7.3%
Advanced Micro Devices, Inc.*	7,129	789,394
Analog Devices, Inc.	2,203	471,398
Applied Materials, Inc.	757	118,660
Broadcom, Inc.	11,807	2,858,120
Enphase Energy, Inc.*	127	5,256
First Solar, Inc.*	2,183	345,089
Intel Corp.	4,064	79,451
KLA Corp.	128	96,881
Lam Research Corp.	1,166	94,201
Marvell Technology, Inc.	7,347	442,216
Microchip Technology, Inc.	514	29,833
Micron Technology, Inc.	7,234	683,324
Monolithic Power Systems, Inc.	48	31,771
NVIDIA Corp.	64,987	8,781,693
NXP Semiconductors NV	236	45,107
ON Semiconductor Corp.*	391	16,430
QUALCOMM, Inc.	1,044	151,589
Skyworks Solutions, Inc.	146	10,078
Teradyne, Inc.	162	12,733
Texas Instruments, Inc.	833	152,314
		15,215,538
Software: 7.6%
Adobe, Inc.*	403	167,281
ANSYS, Inc.*	87	28,781
AppLovin Corp., Class A*	1,292	507,756
Autodesk, Inc.*	199	58,928
Cadence Design Systems, Inc.*	259	74,351
Crowdstrike Holdings, Inc., Class A*	235	110,772
Dynatrace, Inc.*	12,323	665,565
Fair Isaac Corp.*	24	41,431
Fortinet, Inc.*	596	60,661
Gen Digital, Inc.	471	13,414
HubSpot, Inc.*	942	555,686
Intuit, Inc.	265	199,670
Microsoft Corp.	20,809	9,579,631
Oracle Corp.	7,867	1,302,225
Palantir Technologies, Inc., Class A*	1,925	253,676
Palo Alto Networks, Inc.*	619	119,108
PTC, Inc.*	119	20,030
Roper Technologies, Inc.	697	397,478
Salesforce, Inc.	2,150	570,545
ServiceNow, Inc.*	196	198,174

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Synopsys, Inc.*	141	$65,421
Tyler Technologies, Inc.*	42	24,234
Workday, Inc., Class A*	198	49,047
Zscaler, Inc.*	2,939	810,282
		15,874,147
Specialty retail: 0.4%
AutoZone, Inc.*	15	55,996
Best Buy Co., Inc.	186	12,328
CarMax, Inc.*	134	8,638
Home Depot, Inc.	906	333,671
Lowe’s Cos., Inc.	512	115,574
O’Reilly Automotive, Inc.*	53	72,477
Ross Stores, Inc.	310	43,428
TJX Cos., Inc.	1,026	130,199
Tractor Supply Co.	443	21,441
Ulta Beauty, Inc.*	43	20,273
Williams-Sonoma, Inc.	123	19,896
		833,921
Technology hardware, storage & peripherals: 3.5%
Apple, Inc.	35,701	7,170,546
Dell Technologies, Inc., Class C	284	31,600
Hewlett Packard Enterprise Co.	1,291	22,308
HP, Inc.	842	20,966
NetApp, Inc.	186	18,444
Seagate Technology Holdings PLC	204	24,060
Super Micro Computer, Inc.*	455	18,209
Western Digital Corp.*	320	16,496
		7,322,629
Textiles, apparel & luxury goods: 0.2%
Deckers Outdoor Corp.*	144	15,195
Lululemon Athletica, Inc.*	97	30,717
NIKE, Inc., Class B	7,080	428,977
Ralph Lauren Corp.	29	8,028
Tapestry, Inc.	199	15,631
		498,548
Tobacco: 0.5%
Altria Group, Inc.	168	10,183
Philip Morris International, Inc.	5,992	1,082,095
		1,092,278
Trading companies & distributors: 0.0%†
Fastenal Co.	562	23,233
United Rentals, Inc.	29	20,543
WW Grainger, Inc.	22	23,926
		67,702
Water utilities: 0.0%†
American Water Works Co., Inc.	469	67,053

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Number of shares	Value
Common stocks—(concluded)
Wireless telecommunication services: 0.5%
T-Mobile U.S., Inc.	4,479	$1,084,814
Total common stocks (cost—$102,810,582)		125,226,436

Preferred stocks: 0.0%†
Financial services: 0.0%†
SquareTwo Financial Corp.*,1,3 (cost—$0)	35,000	0

Exchange traded funds: 6.6%
iShares Core S&P Mid-Cap ETF	54,995	3,301,900
iShares Russell 1000 Value ETF[2]	56,382	10,634,773
Total exchange traded funds (cost—$13,233,795)		13,936,673

	Face
	amount
Asset-backed securities: 6.9%
ARES XLVIII CLO Ltd.,
Series 2018-48A, Class C,
1* 3 mo. USD Term SOFR + 2.062%
6.331%, due 07/20/30[4,5]	$725,000	727,089
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
1* 3 mo. USD Term SOFR + 0.812%
5.068%, due 05/15/28[5]	350,000	349,904
CCG Receivables Trust,
Series 2024-1, Class A2,
4.990%, due 03/15/32[4]	429,234	430,907
Dell Equipment Finance Trust,
Series 2023-2, Class B,
5.770%, due 01/22/29[4]	525,000	527,949
Series 2024-1, Class D,
6.120%, due 09/23/30[4]	150,000	152,043
Series 2023-3, Class D,
6.750%, due 10/22/29[4]	650,000	660,494
DLLMT LLC,
Series 2024-1A, Class A3,
4.840%, due 08/21/28[4]	475,000	478,223
Drive Auto Receivables Trust,
Series 2024-2, Class C,
4.670%, due 05/17/32	500,000	497,280
Series 2024-1, Class A3,
5.350%, due 02/15/28	163,755	163,938
Dryden 102 CLO Ltd.,
Series 2023-102A, Class C,
3 mo. USD Term SOFR + 2.900%
7.156%, due 10/15/36[4,5]	750,000	754,380

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[4]	$67,916	$67,813
Enterprise Fleet Financing LLC,
Series 2025-2, Class A2,
4.510%, due 02/22/28[4]	200,000	199,801
Series 2024-4, Class A2,
4.690%, due 07/20/27[4]	1,025,000	1,025,405
Series 2023-2, Class A2,
5.560%, due 04/22/30[4]	338,874	340,656
Series 2024-2, Class A2,
5.740%, due 12/20/26[4]	114,848	115,350
Exeter Automobile Receivables Trust,
Series 2025-2A, Class B,
4.920%, due 09/17/29	325,000	326,337
Series 2024-4A, Class C,
5.480%, due 08/15/30	150,000	151,394
GM Financial Automobile Leasing Trust,
Series 2023-1, Class B,
5.510%, due 01/20/27	475,000	475,499
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class DRR,
3 mo. USD Term SOFR + 2.900%
7.170%, due 10/20/34[4,5]	470,000	470,620
HPEFS Equipment Trust,
Series 2024-1A, Class B,
5.180%, due 05/20/31[4]	775,000	777,293
Series 2024-1A, Class D,
5.820%, due 11/20/31[4]	500,000	502,419
Series 2024-2A, Class D,
5.820%, due 04/20/32[4]	850,000	861,184
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B,
4.940%, due 08/15/29[4]	275,000	276,421
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%
8.770%, due 04/20/37[4,5]	250,000	251,007
OneMain Financial Issuance Trust,
Series 2021-1A, Class A1,
1.550%, due 06/16/36[4]	600,000	570,625
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	600,000	583,620
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	283,717
Santander Drive Auto Receivables Trust,
Series 2022-5, Class C,
4.740%, due 10/16/28	393,040	392,838

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Asset-backed securities—(concluded)
Series 2025-2, Class B,
4.870%, due 05/15/31	$325,000	$327,324
Series 2023-1, Class C,
5.090%, due 05/15/30	1,100,000	1,105,091
Series 2023-2, Class A3,
5.210%, due 07/15/27	19,931	19,936
Series 2023-3, Class A3,
5.610%, due 10/15/27	214,696	214,953
Series 2023-6, Class A2,
6.080%, due 05/17/27	2,869	2,871
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[4]	73,780	73,833
World Financial Network Credit Card Master Note Trust,
Series 2024-B, Class A,
4.620%, due 05/15/31	250,000	251,114
Total asset-backed securities
(cost—$14,456,655)		14,409,328

Corporate bonds: 16.8%
Advertising: 0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[4]	35,000	34,238
7.750%, due 04/15/28[4]	37,000	33,809
7.875%, due 04/01/30[4]	52,000	52,683
		120,730
Aerospace & defense: 0.5%
AAR Escrow Issuer LLC,
6.750%, due 03/15/29[4]	40,000	40,986
Bombardier, Inc.
7.000%, due 06/01/32[4]	92,000	94,090
7.250%, due 07/01/31[4]	10,000	10,313
7.875%, due 04/15/27[4]	21,000	21,097
8.750%, due 11/15/30[4]	89,000	95,524
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	189,876
Goat Holdco LLC,
6.750%, due 02/01/32[4]	48,000	47,815
HEICO Corp.,
5.350%, due 08/01/33	100,000	100,952
TransDigm, Inc.
4.625%, due 01/15/29	25,000	24,212
5.500%, due 11/15/27	150,000	149,883
6.000%, due 01/15/33[4]	96,000	94,993
6.375%, due 03/01/29[4]	25,000	25,407
6.625%, due 03/01/32[4]	68,000	69,462

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
7.125%, due 12/01/31[4]	$10,000	$10,344
		974,954
Agriculture: 0.0%†
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	70,225

Airlines: 0.5%
Allegiant Travel Co.,
7.250%, due 08/15/27[4]	60,000	59,257
American Airlines, Inc.
7.250%, due 02/15/28[4]	68,000	68,680
8.500%, due 05/15/29[4]	50,000	51,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[4]	88,667	88,515
5.750%, due 04/20/29[4]	30,000	29,459
Delta Air Lines Pass-Through Trust,
Series 2020-1,Class AA
2.000%, due 06/10/28	80,402	75,090
Delta Air Lines, Inc.,
4.375%, due 04/19/28	100,000	98,685
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.500%, due 06/20/27[4]	405,000	405,930
United Airlines, Inc.,
4.625%, due 04/15/29[4]	45,000	42,743
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, due 05/01/27[4]	90,000	88,098
9.500%, due 06/01/28[4]	41,000	40,389
		1,048,652
Apparel: 0.0%†
Champ Acquisition Corp.,
8.375%, due 12/01/31[4]	80,000	83,999

Auto manufacturers: 0.2%
Ford Motor Credit Co. LLC,
4.125%, due 08/17/27	275,000	265,299
General Motors Co.,
6.600%, due 04/01/36	200,000	206,523
		471,822
Auto parts & equipment: 0.2%
American Axle & Manufacturing, Inc.,
6.500%, due 04/01/27	74,000	73,645
Clarios Global LP/Clarios U.S. Finance Co.,
6.750%, due 02/15/30[4]	20,000	20,370
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26	125,000	125,067
5.250%, due 07/15/31	121,000	112,904
		331,986

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks: 2.3%
Bank of America Corp.
(fixed, converts to FRN on 03/20/50)
4.083%, due 03/20/51[5]	$75,000	$57,927
6.110%, due 01/29/37	450,000	466,041
Bank of Nova Scotia,
(fixed, converts to FRN on 05/04/32)
4.588%, due 05/04/37[5]	100,000	93,204
Barclays PLC,
(fixed, converts to FRN on 08/09/32)
5.746%, due 08/09/33[5]	200,000	204,135
Canadian Imperial Bank of Commerce,
6.092%, due 10/03/33	150,000	159,123
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29)
3.980%, due 03/20/30[5]	175,000	169,989
5.500%, due 09/13/25	175,000	175,321
6.675%, due 09/13/43	200,000	212,164
Deutsche Bank AG,
(fixed, converts to FRN on 01/07/27)
2.552%, due 01/07/28[5]	150,000	144,564
Freedom Mortgage Corp.,
12.000%, due 10/01/28[4]	55,000	58,997
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	149,229
5.150%, due 05/22/45	110,000	96,900
(fixed, converts to FRN on 02/10/30)
6.850%, due 02/10/30[5,6]	111,000	111,917
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	210,581
JPMorgan Chase & Co.,
(fixed, converts to FRN on 07/24/47)
4.032%, due 07/24/48[5]	400,000	314,526
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	399,218
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	345,556
Morgan Stanley
4.300%, due 01/27/45	275,000	228,247
4.350%, due 09/08/26	590,000	587,601
(fixed, converts to FRN on 02/07/34)
5.942%, due 02/07/39[5]	100,000	100,930

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(concluded)
PNC Financial Services Group, Inc.,
(fixed, converts to FRN on 01/24/33)
5.068%, due 01/24/34[5]	$100,000	$98,809
Royal Bank of Canada,
2.300%, due 11/03/31	250,000	216,381
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	197,400
		4,798,760
Beverages: 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	72,091
4.900%, due 02/01/46	130,000	117,198
		189,289
Biotechnology: 0.1%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	151,377
Gilead Sciences, Inc.,
4.750%, due 03/01/46	50,000	43,772
		195,149
Building Materials: 0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[4]	10,000	9,073
6.375%, due 06/15/32[4]	10,000	10,094
Carrier Global Corp.,
6.200%, due 03/15/54	100,000	105,682
Knife River Corp.,
7.750%, due 05/01/31[4]	45,000	47,102
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[4]	51,000	50,259
8.875%, due 11/15/31[4]	78,000	80,098
		302,308
Chemicals: 0.5%
Celanese U.S. Holdings LLC
Steps to 6.830% on 07/15/25
6.580%, due 07/15/29	115,000	118,128
Steps to 6.879% on 07/15/25
6.629%, due 07/15/32	250,000	255,851
CF Industries, Inc.,
5.150%, due 03/15/34	200,000	194,086
Chemours Co.
4.625%, due 11/15/29[4]	45,000	36,811
8.000%, due 01/15/33[4]	64,000	55,798
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	146,899
LYB International Finance III LLC,
3.625%, due 04/01/51	100,000	64,681

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Chemicals—(concluded)
NOVA Chemicals Corp.
8.500%, due 11/15/28[4]	$11,000	$11,587
9.000%, due 02/15/30[4]	40,000	43,065
Olympus Water U.S. Holding Corp.,
9.625%, due 11/15/28[7]	100,000	118,939
		1,045,845
Commercial services: 0.4%
ADT Security Corp.,
4.875%, due 07/15/32[4]	90,000	85,427
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, due 01/15/30[4]	10,000	10,171
Block, Inc.,
6.500%, due 05/15/32	22,000	22,484
Brink’s Co.,
6.500%, due 06/15/29[4]	45,000	45,915
Carriage Services, Inc.,
4.250%, due 05/15/29[4]	45,000	42,109
Garda World Security Corp.,
8.375%, due 11/15/32[4]	42,000	42,141
Global Payments, Inc.,
5.950%, due 08/15/52	100,000	92,923
Herc Holdings, Inc.,
6.625%, due 06/15/29[4]	33,000	33,428
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[4]	101,000	95,151
PayPal Holdings, Inc.,
5.500%, due 06/01/54	50,000	47,088
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.250%, due 01/15/28[4]	45,000	44,954
Quanta Services, Inc.,
2.350%, due 01/15/32	100,000	84,236
Raven Acquisition Holdings LLC,
6.875%, due 11/15/31[4]	52,000	51,764
Service Corp. International,
5.750%, due 10/15/32	10,000	9,937
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.750%, due 08/15/32[4]	42,000	42,852
United Rentals North America, Inc.,
6.125%, due 03/15/34[4]	59,000	59,803
Wand NewCo 3, Inc.,
7.625%, due 01/30/32[4]	58,000	60,338
		870,721
Computers: 0.4%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	45,000	44,346
Apple, Inc.
3.450%, due 02/09/45	100,000	76,238
3.850%, due 05/04/43	160,000	131,017

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Computers—(concluded)
ASGN, Inc.,
4.625%, due 05/15/28[4]	$61,000	$58,847
Diebold Nixdorf, Inc.,
7.750%, due 03/31/30[4]	41,000	43,095
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	186,171
KBR, Inc.,
4.750%, due 09/30/28[4]	41,000	39,405
Kyndryl Holdings, Inc.,
6.350%, due 02/20/34	200,000	209,869
McAfee Corp.,
7.375%, due 02/15/30[4]	134,000	123,908
Seagate HDD Cayman,
8.250%, due 12/15/29	25,000	26,647
		939,543
Cosmetics/Personal Care: 0.0%†
Perrigo Finance Unlimited Co.,
6.125%, due 09/30/32	15,000	14,973

Distribution & wholesale: 0.0%†
Resideo Funding, Inc.,
6.500%, due 07/15/32[4]	45,000	45,370

Diversified financial services: 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, due 01/30/32	250,000	221,990
Ally Financial, Inc.,
5.750%, due 11/20/25	150,000	150,256
Bread Financial Holdings, Inc.
(fixed, converts to FRN on 06/15/30)
8.375%, due 06/15/35[4,5]	59,000	57,284
9.750%, due 03/15/29[4]	155,000	165,259
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	197,723
(fixed, converts to FRN on 02/01/33)
5.817%, due 02/01/34[5]	300,000	303,919
CME Group, Inc.,
3.750%, due 06/15/28	150,000	148,345
Freedom Mortgage Holdings LLC
9.125%, due 05/15/31[4]	49,000	49,970
9.250%, due 02/01/29[4]	66,000	68,047
GGAM Finance Ltd.
6.875%, due 04/15/29[4]	145,000	147,710
8.000%, due 02/15/27[4]	100,000	102,899
Jane Street Group/JSG Finance, Inc.,
7.125%, due 04/30/31[4]	81,000	84,618
Jerrold Finco PLC,
7.875%, due 04/15/30[7]	100,000	137,442

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Macquarie Airfinance Holdings Ltd.
6.500%, due 03/26/31[4]	$33,000	$34,297
8.125%, due 03/30/29[4]	40,000	41,859
Nationstar Mortgage Holdings, Inc.
6.000%, due 01/15/27[4]	35,000	35,005
7.125%, due 02/01/32[4]	59,000	61,436
Navient Corp.
6.750%, due 06/15/26	484,000	490,110
11.500%, due 03/15/31	44,000	49,844
OneMain Finance Corp.
6.750%, due 03/15/32	118,000	117,287
7.125%, due 03/15/26	65,000	65,880
PHH Escrow Issuer LLC/PHH Corp.,
9.875%, due 11/01/29[4]	45,000	44,189
PRA Group, Inc.
8.375%, due 02/01/28[4]	35,000	35,306
8.875%, due 01/31/30[4]	52,000	53,302
Provident Funding Associates LP/PFG Finance Corp.,
9.750%, due 09/15/29[4]	45,000	46,813
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.875%, due 10/15/26[4]	250,000	242,110
		3,152,900
Electric: 1.3%
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	50,000	40,106
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	29,238
5.125%, due 03/15/28[4]	77,000	76,331
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	63,514
Consolidated Edison Co. of New York, Inc.,
5.900%, due 11/15/53	100,000	99,380
DTE Electric Co.,
Series A,
3.000%, due 03/01/32	200,000	179,208
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	194,428
Edison International,
(fixed, converts to FRN on 06/15/29)
7.875%, due 06/15/54[5]	37,000	35,599
Eversource Energy,
5.500%, due 01/01/34	200,000	199,491
Exelon Corp.
3.400%, due 04/15/26	70,000	69,265
4.450%, due 04/15/46	200,000	160,605

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Electric—(concluded)
FirstEnergy Corp.,
Series C,
4.850%, due 07/15/47	$75,000	$61,832
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	47,452
Georgia Power Co.,
Series B,
3.700%, due 01/30/50	200,000	144,119
Leeward Renewable Energy Operations LLC,
4.250%, due 07/01/29[4]	37,000	33,704
Lightning Power LLC,
7.250%, due 08/15/32[4]	52,000	54,520
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	100,000	98,061
NRG Energy, Inc.
3.625%, due 02/15/31[4]	66,000	59,849
6.000%, due 02/01/33[4]	67,000	66,393
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	30,019
PG&E Corp.,
5.000%, due 07/01/28	96,000	93,668
Pike Corp.,
8.625%, due 01/31/31[4]	59,000	63,548
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	250,000	228,610
San Diego Gas & Electric Co.,
4.100%, due 06/15/49	100,000	74,389
Sempra,
6.000%, due 10/15/39	150,000	148,905
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	113,359
Southwestern Electric Power Co.,
3.250%, due 11/01/51	100,000	61,798
Talen Energy Supply LLC,
8.625%, due 06/01/30[4]	118,000	126,018
Vistra Corp.,
(fixed, converts to FRN on 12/15/26)
7.000%, due 12/15/26[4,5,6]	102,000	103,466
		2,756,875
Electrical components & equipment: 0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	101,000	94,875
4.750%, due 06/15/28[4]	30,000	28,928
WESCO Distribution, Inc.
6.375%, due 03/15/29[4]	5,000	5,104

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Electrical components & equipment—(concluded)
6.625%, due 03/15/32[4]	$41,000	$41,973
		170,880
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[4]	40,000	38,759

Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	97,000	91,434

Engineering & construction: 0.1%
Arcosa, Inc.,
6.875%, due 08/15/32[4]	37,000	37,943
Artera Services LLC,
8.500%, due 02/15/31[4]	89,000	75,633
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.500%, due 02/01/32[4]	5,000	4,991
Weekley Homes LLC/Weekley Finance Corp.,
4.875%, due 09/15/28[4]	15,000	14,417
		132,984
Entertainment: 0.2%
Caesars Entertainment, Inc.
6.000%, due 10/15/32[4]	55,000	52,761
6.500%, due 02/15/32[4]	25,000	25,201
Churchill Downs, Inc.,
5.750%, due 04/01/30[4]	20,000	19,718
Cirsa Finance International SARL,
10.375%, due 11/30/27[7]	112,500	134,751
Light & Wonder International, Inc.,
7.500%, due 09/01/31[4]	67,000	69,237
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,
8.000%, due 08/01/30[4]	45,000	44,482
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42	100,000	71,933
		418,083
Food: 0.2%
J.M. Smucker Co.,
6.200%, due 11/15/33	100,000	106,162
Kroger Co.,
3.875%, due 10/15/46	150,000	110,548
Performance Food Group, Inc.,
6.125%, due 09/15/32[4]	37,000	37,298
United Natural Foods, Inc.,
6.750%, due 10/15/28[4]	52,000	51,655
Viking Baked Goods Acquisition Corp.,
8.625%, due 11/01/31[4]	37,000	34,884
		340,547

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Forest products & paper: 0.0%†
Magnera Corp.,
7.250%, due 11/15/31[4]	$11,000	$10,065

Gas: 0.1%
NiSource, Inc.,
5.350%, due 04/01/34	100,000	100,326

Hand & machine tools: 0.1%
Regal Rexnord Corp.,
6.400%, due 04/15/33	150,000	155,218

Healthcare-products: 0.1%
Abbott Laboratories,
4.900%, due 11/30/46	50,000	46,361
Medline Borrower LP,
5.250%, due 10/01/29[4]	96,000	93,816
Medline Borrower LP/Medline Co-Issuer, Inc.,
6.250%, due 04/01/29[4]	4,000	4,070
Solventum Corp.,
5.600%, due 03/23/34	150,000	151,294
		295,541
Healthcare-services: 0.5%
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[4]	60,000	54,033
5.625%, due 03/15/27[4]	28,000	27,590
6.000%, due 01/15/29[4]	57,000	54,765
6.875%, due 04/15/29[4]	43,000	35,940
10.875%, due 01/15/32[4]	67,000	71,413
Concentra Health Services, Inc.,
6.875%, due 07/15/32[4]	52,000	53,499
DaVita, Inc.
4.625%, due 06/01/30[4]	105,000	98,116
6.875%, due 09/01/32[4]	25,000	25,396
HAH Group Holding Co. LLC,
9.750%, due 10/01/31[4]	52,000	51,789
HCA, Inc.,
5.250%, due 06/15/49	150,000	129,732
LifePoint Health, Inc.
9.875%, due 08/15/30[4]	77,000	82,497
10.000%, due 06/01/32[4]	15,000	15,691
11.000%, due 10/15/30[4]	35,000	38,477
Prime Healthcare Services, Inc.,
9.375%, due 09/01/29[4]	64,000	65,023
Select Medical Corp.,
6.250%, due 12/01/32[4]	10,000	9,911
Star Parent, Inc.,
9.000%, due 10/01/30[4]	64,000	66,148
Tenet Healthcare Corp.,
6.125%, due 06/15/30	96,000	96,941
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	37,805
		1,014,766

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Home builders: 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[4]	$37,000	$34,877
6.625%, due 01/15/28[4]	10,000	10,042
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	59,000	58,612
		103,531
Housewares: 0.0%†
Newell Brands, Inc.
6.375%, due 05/15/30	25,000	23,486
Steps to 7.375% on 10/01/25
6.875%, due 04/01/36	42,000	38,599
Steps to 7.500% on 10/01/25
7.000%, due 04/01/46	5,000	4,065
		66,150
Insurance: 0.4%
Aon Global Ltd.,
4.750%, due 05/15/45	100,000	85,507
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	82,850
Hartford Insurance Group, Inc.,
6.100%, due 10/01/41	150,000	151,856
Marsh & McLennan Cos., Inc.,
5.000%, due 03/15/35	150,000	147,581
MetLife, Inc.,
4.125%, due 08/13/42	130,000	106,860
Metropolitan Life Global Funding I,
5.150%, due 03/28/33[4]	150,000	150,437
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[4]	50,000	39,494
		764,585
Internet: 0.2%
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	88,198
Expedia Group, Inc.,
3.800%, due 02/15/28	100,000	97,937
Match Group Holdings II LLC,
5.625%, due 02/15/29[4]	45,000	44,623
Meta Platforms, Inc.,
5.400%, due 08/15/54	50,000	47,465
Netflix, Inc.,
4.875%, due 06/15/30[4]	100,000	101,477
Snap, Inc.,
6.875%, due 03/01/33[4]	45,000	45,583
		425,283
Investment companies: 0.2%
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[4]	52,000	51,563
6.750%, due 04/04/29	125,000	125,756

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Investment companies—(concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, due 05/15/27	$189,000	$179,849
6.250%, due 05/15/26	51,000	50,522
9.750%, due 01/15/29	50,000	48,449
10.000%, due 11/15/29[4]	5,000	4,874
		461,013
Iron & steel: 0.1%
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[4]	65,000	65,477
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[4]	45,000	41,840
7.000%, due 03/15/32[4]	92,000	79,354
7.500%, due 09/15/31[4]	25,000	22,481
		209,152
Leisure time: 0.3%
Carnival Corp.
5.750%, due 03/01/27[4]	70,000	70,175
5.875%, due 06/15/31[4]	60,000	60,036
6.000%, due 05/01/29[4]	92,000	92,243
NCL Corp. Ltd.
5.875%, due 03/15/26[4]	8,000	8,005
6.750%, due 02/01/32[4]	131,000	131,024
Pinnacle Bidco PLC,
8.250%, due 10/11/28[7]	100,000	119,790
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[4]	10,000	10,024
5.625%, due 09/30/31[4]	68,000	67,210
6.000%, due 02/01/33[4]	11,000	11,039
6.250%, due 03/15/32[4]	30,000	30,405
7.500%, due 10/15/27	25,000	26,313
Sabre GLBL, Inc.,
10.750%, due 11/15/29[4]	57,000	58,140
		684,404
Lodging: 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, due 07/01/31[4]	94,000	84,288
5.000%, due 06/01/29[4]	25,000	23,454
6.625%, due 01/15/32[4]	40,000	39,949
		147,691
Machinery-diversified: 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.000%, due 02/15/29[4]	89,000	90,959

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Machinery-diversified—(concluded)
Westinghouse Air Brake Technologies Corp.,
5.611%, due 03/11/34	$150,000	$152,902
		243,861
Media: 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	143,000	130,975
4.250%, due 01/15/34[4]	40,000	34,529
4.750%, due 03/01/30[4]	122,000	116,460
5.375%, due 06/01/29[4]	139,000	137,080
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	250,000	246,849
Comcast Corp.,
2.887%, due 11/01/51	239,000	141,824
Directv Financing LLC,
8.875%, due 02/01/30[4]	131,000	129,043
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, due 08/15/27[4]	15,000	14,765
10.000%, due 02/15/31[4]	13,000	12,654
DISH Network Corp.,
11.750%, due 11/15/27[4]	85,000	87,695
Gray Media, Inc.
5.375%, due 11/15/31[4]	10,000	7,140
10.500%, due 07/15/29[4]	33,000	35,096
Nexstar Media, Inc.,
4.750%, due 11/01/28[4]	45,000	43,294
Sirius XM Radio LLC
3.875%, due 09/01/31[4]	52,000	45,474
4.125%, due 07/01/30[4]	59,000	53,606
5.500%, due 07/01/29[4]	35,000	34,428
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	25,166
Univision Communications, Inc.
4.500%, due 05/01/29[4]	40,000	35,507
7.375%, due 06/30/30[4]	63,000	58,897
8.000%, due 08/15/28[4]	20,000	20,013
8.500%, due 07/31/31[4]	65,000	62,410
Walt Disney Co.,
4.950%, due 10/15/45	120,000	108,015
		1,580,920
Mining: 0.1%
Arsenal AIC Parent LLC,
8.000%, due 10/01/30[4]	52,000	54,607
Capstone Copper Corp.,
6.750%, due 03/31/33[4]	25,000	24,995

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Mining—(concluded)
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[4]	$15,000	$14,990
6.125%, due 04/15/32[4]	76,000	75,814
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[4]	59,000	59,148
		229,554
Miscellaneous manufacturers: 0.1%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	60,000	58,020
6.375%, due 03/15/33[4]	86,000	87,289
Axon Enterprise, Inc.,
6.250%, due 03/15/33[4]	43,000	43,627
		188,936
Office & business equipment: 0.0%†
Xerox Holdings Corp.,
8.875%, due 11/30/29[4]	71,000	47,842
Zebra Technologies Corp.,
6.500%, due 06/01/32[4]	33,000	33,588
		81,430
Oil & gas: 0.6%
Aethon United BR LP/Aethon United Finance Corp.,
7.500%, due 10/01/29[4]	52,000	53,288
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	140,680
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	87,000	86,684
6.625%, due 10/15/32[4]	25,000	25,144
8.250%, due 12/31/28[4]	10,000	10,151
Civitas Resources, Inc.,
8.750%, due 07/01/31[4]	81,000	79,194
ConocoPhillips Co.,
3.758%, due 03/15/42	50,000	38,863
Crescent Energy Finance LLC,
7.625%, due 04/01/32[4]	45,000	42,425
Diamond Foreign Asset Co./Diamond Finance LLC,
8.500%, due 10/01/30[4]	56,000	56,098
Encino Acquisition Partners Holdings LLC,
8.750%, due 05/01/31[4]	33,000	36,042
EQT Corp.,
3.125%, due 05/15/26[4]	150,000	147,293
Equinor ASA,
4.800%, due 11/08/43	50,000	44,826
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	40,012
Marathon Petroleum Corp.,
4.750%, due 09/15/44	60,000	48,376

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Nabors Industries, Inc.,
9.125%, due 01/31/30[4]	$37,000	$33,714
Shell Finance U.S., Inc.,
4.375%, due 05/11/45	100,000	82,678
Sunoco LP,
7.250%, due 05/01/32[4]	89,000	92,538
Talos Production, Inc.
9.000%, due 02/01/29[4]	20,000	19,864
9.375%, due 02/01/31[4]	42,000	41,294
Transocean Aquila Ltd.,
8.000%, due 09/30/28[4]	16,308	16,282
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[4]	79,619	80,853
Transocean, Inc.,
8.750%, due 02/15/30[4]	4,000	4,055
		1,220,354
Oil & gas services: 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.250%, due 04/01/28[4]	11,000	10,982
Bristow Group, Inc.,
6.875%, due 03/01/28[4]	108,000	107,684
Kodiak Gas Services LLC,
7.250%, due 02/15/29[4]	45,000	46,117
Oceaneering International, Inc.,
6.000%, due 02/01/28	34,000	33,542
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	29,000	28,989
7.125%, due 03/15/29[4]	57,000	57,896
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	40,000	40,630
		325,840
Packaging & containers: 0.0%†
Clearwater Paper Corp.,
4.750%, due 08/15/28[4]	52,000	49,748
LABL, Inc.,
8.625%, due 10/01/31[4]	25,000	20,698
		70,446
Pharmaceuticals: 0.3%
AbbVie, Inc.,
4.450%, due 05/14/46	200,000	167,659
Endo Finance Holdings, Inc.,
8.500%, due 04/15/31[4]	10,000	10,351
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	314,819
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	114,066
		606,895

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Pipelines: 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[4]	$37,000	$36,623
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.250%, due 07/15/32[4]	82,000	85,017
Buckeye Partners LP
6.750%, due 02/01/30[4]	62,000	63,997
6.875%, due 07/01/29[4]	22,000	22,620
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	105,000	97,336
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	111,083
Energy Transfer LP
5.400%, due 10/01/47	50,000	43,110
3 mo. USD Term SOFR + 3.279%
7.555%, due 11/01/66[5]	75,000	73,590
Howard Midstream Energy Partners LLC,
7.375%, due 07/15/32[4]	107,000	110,733
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	149,577
5.550%, due 06/01/45	70,000	64,248
Plains All American Pipeline LP/PAA Finance Corp.,
5.700%, due 09/15/34	200,000	198,483
Prairie Acquiror LP,
9.000%, due 08/01/29[4]	37,000	37,614
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	80,000	80,351
Summit Midstream Holdings LLC,
8.625%, due 10/31/29[4]	11,000	11,025
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, due 02/15/29[4]	45,000	45,769
Targa Resources Corp.,
4.200%, due 02/01/33	150,000	137,105
Venture Global LNG, Inc.
7.000%, due 01/15/30[4]	2,000	1,991
8.125%, due 06/01/28[4]	35,000	35,819
8.375%, due 06/01/31[4]	40,000	40,606
9.875%, due 02/01/32[4]	97,000	103,193
Western Midstream Operating LP
4.650%, due 07/01/26	100,000	99,720
6.150%, due 04/01/33	100,000	102,142
		1,751,752
Real estate: 0.1%
Jones Lang LaSalle, Inc.,
6.875%, due 12/01/28	200,000	213,419

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Real estate investment trusts: 0.5%
Extra Space Storage LP,
5.400%, due 02/01/34	$200,000	$198,834
Iron Mountain, Inc.
5.250%, due 07/15/30[4]	106,000	103,436
5.625%, due 07/15/32[4]	55,000	53,665
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.750%, due 06/15/29[4]	45,000	43,592
MPT Operating Partnership LP/MPT Finance Corp.,
5.000%, due 10/15/27	56,000	48,942
Public Storage Operating Co.,
2.250%, due 11/09/31	200,000	172,257
Service Properties Trust
4.750%, due 10/01/26	33,000	32,479
5.250%, due 02/15/26	96,000	95,120
8.625%, due 11/15/31[4]	67,000	71,358
Starwood Property Trust, Inc.,
7.250%, due 04/01/29[4]	41,000	42,623
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500%, due 02/15/29[4]	167,000	157,454
10.500%, due 02/15/28[4]	91,000	96,540
		1,116,300
Retail: 0.5%
Academy Ltd.,
6.000%, due 11/15/27[4]	45,000	45,105
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	19,013
Bath & Body Works, Inc.
6.625%, due 10/01/30[4]	82,000	83,754
6.875%, due 11/01/35	25,000	25,178
Cougar JV Subsidiary LLC,
8.000%, due 05/15/32[4]	45,000	47,267
Home Depot, Inc.
3.350%, due 09/15/25	40,000	39,873
3.350%, due 04/15/50	100,000	68,430
LCM Investments Holdings II LLC,
8.250%, due 08/01/31[4]	41,000	43,470
Lithia Motors, Inc.,
4.375%, due 01/15/31[4]	76,000	71,226
Macy’s Retail Holdings LLC,
6.125%, due 03/15/32[4]	11,000	10,190
McDonald’s Corp.
3.800%, due 04/01/28	250,000	246,921
4.875%, due 12/09/45	20,000	17,709
Patrick Industries, Inc.,
6.375%, due 11/01/32[4]	67,000	66,039

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Raising Cane’s Restaurants LLC,
9.375%, due 05/01/29[4]	$178,000	$188,896
Sally Holdings LLC/Sally Capital, Inc.,
6.750%, due 03/01/32	68,000	69,086
Victra Holdings LLC/Victra Finance Corp.,
8.750%, due 09/15/29[4]	59,000	60,244
White Cap Buyer LLC,
6.875%, due 10/15/28[4]	48,000	47,055
		1,149,456
Semiconductors: 0.2%
Broadcom, Inc.,
4.926%, due 05/15/37[4]	150,000	142,920
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	94,073
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	102,226
		339,219
Software: 0.4%
Cloud Software Group, Inc.
6.500%, due 03/31/29[4]	148,000	147,834
9.000%, due 09/30/29[4]	118,000	120,782
Microsoft Corp.
2.525%, due 06/01/50	120,000	72,822
3.500%, due 02/12/35	150,000	138,256
Open Text Corp.,
3.875%, due 12/01/29[4]	30,000	27,921
Oracle Corp.
5.375%, due 07/15/40	216,000	204,631
5.375%, due 09/27/54	100,000	88,691
		800,937
Telecommunications: 0.7%
AT&T, Inc.
3.800%, due 12/01/57	117,000	80,103
6.000%, due 08/15/40	180,000	181,556
Cisco Systems, Inc.,
5.300%, due 02/26/54	50,000	47,322
EchoStar Corp.,
10.750%, due 11/30/29	195,000	195,955
Frontier Communications Holdings LLC
5.875%, due 10/15/27[4]	70,000	70,182
6.750%, due 05/01/29[4]	91,000	92,245
Level 3 Financing, Inc.
4.000%, due 04/15/31[4]	33,000	27,308
4.875%, due 06/15/29[4]	39,000	35,421
10.500%, due 05/15/30[4]	10,000	10,938
10.750%, due 12/15/30[4]	15,000	16,913

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Sprint LLC,
7.625%, due 03/01/26	$150,000	$151,649
Telecom Italia Capital SA,
7.721%, due 06/04/38	59,000	61,545
T-Mobile USA, Inc.,
5.150%, due 04/15/34	200,000	199,663
Verizon Communications, Inc.,
2.355%, due 03/15/32	209,000	178,249
Viasat, Inc.,
7.500%, due 05/30/31[4]	66,000	52,657
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.250%, due 10/01/31[4]	81,000	84,300
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[4]	10,000	9,407
6.125%, due 03/01/28[4]	73,000	62,950
		1,558,363
Transportation: 0.2%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	160,000	150,918
Genesee & Wyoming, Inc.,
6.250%, due 04/15/32[4]	43,000	43,671
Star Leasing Co. LLC,
7.625%, due 02/15/30[4]	45,000	42,330
Stonepeak Nile Parent LLC,
7.250%, due 03/15/32[4]	42,000	43,499
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	36,799
		317,217
Trucking & leasing: 0.2%
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[4]	230,000	228,078
7.875%, due 12/01/30[4]	78,000	81,968
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.050%, due 08/01/28[4]	150,000	155,531
		465,577
Total corporate bonds
(cost—$36,882,060)		35,304,989

Mortgage-backed securities: 1.5%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	296,640
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	499,704

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face
	amount	Value
Mortgage-backed securities—(concluded)
BX Trust,
Series 2025-ROIC, Class C,
1 mo. USD Term SOFR + 1.543%
5.872%, due 03/15/30[4,5]	$125,000	$122,813
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	343,933
Extended Stay America Trust,
Series 2021-ESH, Class D,
1* 1 mo. USD Term SOFR + 2.364%
6.694%, due 07/15/38[4,5]	786,536	786,536
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	132,236	123,736
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	120,913
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[4]	400,000	388,575
Residential Mortgage Loan Trust,
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,5]	3,497	3,458
TTAN,
Series 2021-MHC, Class B,
1 mo. USD Term SOFR + 1.214%
5.544%, due 03/15/38[4,5]	288,392	288,211
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	48,436	46,562
Total mortgage-backed securities
(cost—$3,456,970)		3,021,081

Non-U.S. government agency obligations: 0.1%
Mexico Government International Bonds,
4.750%, due 04/27/32
(cost—$204,310)	200,000	186,800

U.S. government agency obligations: 13.7%
Federal Home Loan Mortgage Corp.
2.500%, due 05/01/52	1,215,817	1,001,811
3.000%, due 11/01/46	66,538	58,294
3.000%, due 07/01/47	83,352	72,856
3.000%, due 08/01/47	84,677	74,015
4.000%, due 05/01/47	64,087	59,904
5.000%, due 03/01/38	6,940	6,999
5.500%, due 05/01/37	31,274	32,071
5.500%, due 08/01/40	6,331	6,494
6.500%, due 08/01/28	8,487	8,675

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
2.000%, due 11/01/50	$852,866	$668,904
2.000%, due 01/01/51	415,607	324,534
2.000%, due 03/01/51	412,740	323,135
2.500%, due 04/01/50	1,227,286	1,011,885
2.500%, due 05/01/51	715,228	588,147
2.500%, due 02/01/52	963,941	801,392
2.500%, due 03/01/52	1,617,553	1,323,232
3.000%, due 11/01/48	140,957	123,334
3.000%, due 02/01/50	146,501	126,514
3.500%, due 12/01/47	55,516	50,119
3.500%, due 02/01/48	392,944	354,854
4.000%, due 12/01/39	21,473	20,610
4.000%, due 02/01/41	11,113	10,672
4.500%, due 09/01/37	65,608	65,499
4.500%, due 07/01/47	33,223	31,861
5.000%, due 10/01/39	3,388	3,408
5.000%, due 05/01/40	2,872	2,885
5.500%, due 08/01/39	5,511	5,646
7.000%, due 08/01/32	50,643	53,312
7.500%, due 02/01/33	21	21
Government National Mortgage Association
2.000%, due 03/20/51	1,093,341	878,953
2.500%, due 03/20/51	1,137,503	954,973
3.000%, due 01/20/47	32,088	28,361
3.000%, due 07/20/47	87,752	77,347
3.000%, due 08/20/47	66,268	58,411
3.500%, due 04/20/47	81,319	73,633
4.000%, due 07/15/42	20,693	19,556
5.000%, due 11/20/52	508,009	494,696
6.000%, due 11/20/28	90	92
6.000%, due 02/20/29	202	206
6.000%, due 02/20/34	158,860	165,005
Government National Mortgage Association, TBA,
6.000%	975,000	984,487
Uniform Mortgage-Backed Security, TBA
2.000%	1,450,000	1,126,738
3.000%	2,050,000	1,744,612
3.500%	1,500,000	1,329,941
4.000%	375,000	343,696
4.500%	3,150,000	2,971,543
5.000%	2,300,000	2,226,699
5.500%	2,450,000	2,425,708
6.000%	3,725,000	3,761,989
6.500%	1,875,000	1,925,288
Total U.S. government agency obligations (cost—$29,495,516)		28,803,017

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

	Face amount	Value
U.S. Treasury obligations: 0.4%
U.S. Treasury Notes
3.875%, due 04/30/30	$280,000	$278,884
4.000%, due 04/30/32	630,000	623,799
Total U.S. Treasury obligations (cost—$903,012)		902,683

Short term investments: 2.8%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.266[8] (cost—$2,635,675)	2,635,675	2,635,675

U.S. Treasury obligations: 1.5%
U.S. Treasury Bills
4.219%, due 09/18/25[8]	1,400,000	1,382,673
4.305%, due 08/21/25[8]	1,400,000	1,386,824
4.319%, due 07/08/25[8]	400,000	398,260
		3,167,757
Total short term investments (Cost—$5,803,432)		5,803,432

	Number of shares	Value
Investment of cash collateral from securities loaned: 2.8%
Money market funds: 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.294%[8] (cost—$5,893,965)	5,893,965	5,893,965
Total investments (cost—$213,140,297)[9]: 111.3%		233,488,404
Liabilities in excess of other assets—(11.3)%		(23,629,117)
Net assets: 100.0%		$209,859,287

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
53	USD	Russell 2000 Value Index Futures	June 2025	$5,333,920	$5,480,995	$147,075
U.S. Treasury futures buy contracts:
145	USD	U.S. Treasury Note 5 Year Futures	September 2025	$15,654,766	$15,687,187	$32,421
Total				$20,988,686	$21,168,182	$179,496
Index futures sell contracts:
15	USD	S&P 500 E-Mini Index Futures	June 2025	$(4,235,995)	$(4,437,000)	$(201,005)
U.S. Treasury futures sell contracts:
6	USD	U.S. Treasury Note 10 Year Futures	September 2025	$(662,663)	$(664,500)	$(1,837)
4	USD	U.S. Treasury Note 2 Year Futures	September 2025	(828,557)	(829,750)	(1,193)
7	USD	Ultra U.S. Treasury Bond Futures	September 2025	(800,177)	(812,438)	(12,261)
4	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	(444,151)	(450,188)	(6,037)
Total				$(6,971,543)	$(7,193,876)	$(222,333)
Net unrealized appreciation (depreciation)						$(42,837)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Implied credit spread as of May 31, 2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S44	N/A	USD	4,300	06/20/30	Quarterly	(1.000)%	$(82,152)	$(94,857)	$(12,705)
CDX.NA.HY.S44	N/A	USD	6,100	06/20/30	Quarterly	(5.000)	15,639	(437,845)	(453,484)
Total							$(66,513)	$(532,702)	$(466,189)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	96,582	EUR	85,000	06/16/25	$9
CITI	CAD	550,000	USD	396,686	06/16/25	(4,366)
CITI	EUR	545,000	USD	606,598	06/16/25	(12,722)
SSB	GBP	105,000	USD	138,795	06/16/25	(2,686)
Net unrealized appreciation (depreciation)						$(19,765)

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$125,226,309	$127	$—	$125,226,436
Preferred stocks	—	—	0	0
Exchange traded funds	13,936,673	—	—	13,936,673
Asset-backed securities	—	14,409,328	—	14,409,328
Corporate bonds	—	35,304,989	—	35,304,989
Mortgage-backed securities	—	3,021,081	—	3,021,081
Non-U.S. government agency obligations	—	186,800	—	186,800
U.S. government agency obligations	—	28,803,017	—	28,803,017
U.S. Treasury obligations	—	902,683	—	902,683
Short-term investments	—	2,635,675	—	2,635,675
Short-term U.S. Treasury obligations	—	3,167,757	—	3,167,757
Investment of cash collateral from securities loaned	—	5,893,965	—	5,893,965
Futures contracts	179,496	—	—	179,496
Forward foreign currency contracts	—	9	—	9
Total	$139,342,478	$94,325,431	$0	$233,667,909

Liabilities
Futures contracts	$(222,333)	$—	$—	$(222,333)
Swap agreements	—	(532,702)	—	(532,702)
Forward foreign currency contracts	—	(19,774)	—	(19,774)
Total	$(222,333)	$(552,476)	$—	$(774,809)

At May 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Security, or portion thereof, was on loan at the period end.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $26,601,686, represented 12.7% of the Fund’s net assets at period end.
5	Floating or variable rate securities. The rates disclosed are as of May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Perpetual investment. Date shown reflects the next call date.

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2025

(unaudited)

7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
8	Rate shown reflects yield at May 31, 2025.
9	Includes $11,250,474 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,893,965 and non-cash collateral of $5,585,759.
10	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
11	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	Payments made or received are based on the notional amount.

Portfolio acronyms:
BOA	Bank of America
CITI	Citibank NA
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRN	Floating Rate Note
HSBC	HSBC Bank PLC
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Co.
TBA	To-Be-Announced Security

Currency type abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semi-Annual report to shareholders dated February 28, 2025.